COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum rental payments for facilities under non-cancelable operating leases are as follows:
Operating
Lease
Year ending December 31,	Obligations
2014	351
2015	326
2016	213
Total	$890